Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Amounts receivable
Schedule of amounts receivable

	2025	2024
	$	$
Trade receivables	6,849	322
Exploration tax credits	63	629
Sales taxes	2,430	932
Interest income receivable	—	443
Other	15	243
	9,357	2,569